Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Suppliers A [Member]
Concentration Risk [Line Items]
Purchase	$ 1,412,513
Concentration risk, percentage	30.00%
Suppliers B [Member]
Concentration Risk [Line Items]
Purchase	$ 1,689,611	$ 593,100
Concentration risk, percentage	36.00%	14.00%
Suppliers C [Member]
Concentration Risk [Line Items]
Purchase	$ 691,015	$ 746,589
Concentration risk, percentage	15.00%	17.00%
Suppliers D [Member]
Concentration Risk [Line Items]
Purchase		$ 621,387
Concentration risk, percentage		15.00%
Suppliers E [Member]
Concentration Risk [Line Items]
Purchase	$ 697,444	$ 619,532
Concentration risk, percentage	15.00%	14.00%